Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue [Abstract]
Summary of Revenue

	Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)
Revenue from contracts with customers	$214,461	$206,360	$206,396
Other revenues
Rental income	640	818	843
Others	382	342	370
	1,022	1,160	1,213
Total	$215,483	$207,520	$207,609

Summary of Disaggregation of Revenue
a.	Disaggregation of revenue

2018

	Domestic Fixed Communi- cations Business	Mobile Communi- cations Business	Internet Business	International Fixed Communi- cations Business	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Main Products and Service Revenues
Mobile services revenue	$—	$63,906	$—	$—	$—	$63,906
Sales of products	1,731	35,702	4	251	3,601	41,289
Local telephone and domestic long distance telephone services revenue	29,996	—	—	—	—	29,996
Broadband access and domestic leased line services revenue	22,453	—	—	—	—	22,453
Data Communications internet services revenue	—	—	21,137	—	—	21,137
International network and leased line services revenue	—	—	—	8,724	—	8,724
Others	11,923	1,269	8,509	4,449	806	26,956
	$66,103	$100,877	$29,650	$13,424	$4,407	$214,461

2019

	Domestic Fixed Communi- cations Business	Mobile Communi- cations Business	Internet Business	International Fixed Communi- cations Business	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Main Products and Service Revenues
Mobile services revenue	$—	$58,703	$—	$—	$—	$58,703
Sales of products	1,957	35,545	41	265	3,785	41,593
Local telephone and domestic long distance telephone services revenue	27,929	—	—	—	—	27,929
Broadband access and domestic leased line services revenue	22,116	—	—	—	—	22,116
Data Communications internet services revenue	—	—	21,003	—	—	21,003
International network and leased line services revenue	—	—	—	7,066	—	7,066
Others	13,064	1,142	8,790	4,144	810	27,950
	$65,066	$95,390	$29,834	$11,475	$4,595	$206,360

2020

	Domestic Fixed Communi- cations Business	Mobile Communi- cations Business	Internet Business	International Fixed Communi- cations Business	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Main Products and Service Revenues
Mobile services revenue	$—	$56,724	$—	$—	$—	$56,724
Sales of products	2,214	32,112	107	313	4,645	39,391
Local telephone and domestic long distance telephone services revenue	26,475	—	—	—	—	26,475
Broadband access and domestic leased line services revenue	22,420	—	—	—	—	22,420
Data Communications internet services revenue	—	—	21,447	—	—	21,447
International network and leased line services revenue	—	—	—	3,884	—	3,884
Others	17,695	1,307	10,255	4,485	2,313	36,055
	$68,804	$90,143	$31,809	$8,682	$6,958	$206,396

Summary of Contract Balances
b.	Contract balances

	January 1	December 31
	2019	2019	2020
	NT$	NT$	NT$
	(In Millions)
Trade notes and accounts receivable (Note 10)	$30,076	$26,408	$22,622
Contract assets
Products and service bundling	$7,123	$6,943	$7,232
Others	109	116	612
Less : Loss allowance	(19)	(17)	(18)
	$7,213	$7,042	$7,826
Current	$4,869	$4,441	$5,331
Noncurrent	2,344	2,601	2,495
	$7,213	$7,042	$7,826
Contract liabilities
Telecommunications business	$8,193	$12,772	$13,602
Project business	4,508	10,360	6,687
Products and service bundling	106	39	16
Others	476	510	421
	$13,283	$23,681	$20,726
Current	$10,688	$16,840	$13,437
Noncurrent	2,595	6,841	7,289
	$13,283	$23,681	$20,726

Summary of Changes in Contract Assets and Contract Liabilities	Significant changes of contract assets and liabilities recognized resulting from product and service bundling were as follows:

	Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)
Contract assets
Net increase of customer contracts	$4,126	$6,066	$5,972
Reclassified to trade receivables	(7,532)	(6,405)	(5,681)
	$(3,406)	$(339)	$291
Contract liabilities
Net increase of customer contracts	$16	$22	$7
Recognized as revenues	(194)	(89)	(30)
	$(178)	$(67)	$(23)

Summary of Revenue Recognized

Revenue recognized for the period that was included in the contract liability at the beginning of the year was as follows:

	Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)
Telecommunications business	$7,157	$6,186	$5,492
Project business	627	3,973	6,092
Others	324	404	512
	$8,108	$10,563	$12,096

Summary of Incremental Costs of Obtaining Contracts
c.	Incremental costs of obtaining contracts
	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Noncurrent
Incremental costs of obtaining contracts	$943	$1,000